General (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
General [Line Items]
Issued and outstanding, rate	44.60%
Payment to shareholders (in Dollars) | $	$ 430
Closing period of transaction	3 years
Investor issued (units)	1,500,000
Price per unit (in Dollars per share) | $ / shares	$ 1
ADS issued	1
Warrants issued	1
Warrant exercised period	5 years
Exercise price per warrant (in Dollars per share) | $ / shares	$ 1.2
Private Placement [Member
General [Line Items]
Investment commitment (in Dollars) | $	$ 1,500